SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO SPECIALTY FUNDS
For the Wells Fargo Utility and Telecommunications Fund (the “Fund”)

Effective April 1, 2019, Andrew Tuttle, CFA is removed as a portfolio manager to the Fund. After April 1, 2019, all references to Andrew Tuttle, CFA in the Fund’s prospectuses and Statement of Additional Information are hereby removed. Timothy P. O’Brien, CFA, will continue as portfolio manager of the Fund.

March 18, 2019	XXX